Debt - Unaudited (Details) - Term loan agreement - Humacyte, Inc. - USD ($) $ in Millions		6 Months Ended
	Jul. 09, 2021	Jun. 30, 2021	Mar. 31, 2021
Line of Credit Facility [Line Items]
Maximum loan facility amount			$ 50.0
Initial term loan drawn	$ 10.0	$ 20.0
Amount that are eligible to disburse		$ 10.0
Borrowings bearing interest rate			7.50%
Advance notice period		30 days
Prepayment fee		3.00%
Prepayment fee after March 30, 2022		2.00%
Prepayment fee after March 30, 2023		1.00%
Prime Rate
Line of Credit Facility [Line Items]
Borrowings bearing interest rate		7.50%
Basis spread on variable rate		4.25%
Silicon Valley Bank and SVB Innovation Credit Fund VIII, L.P.,
Line of Credit Facility [Line Items]
Percent of outstanding principal and interest collateralized		50.00%